Other information by nature (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€)
Statement of Consolidated Expenses [Line Items]
Depreciation and amortisation expense	€ (193,170)	€ (171,882)	€ (154,675)
Personnel costs	€ (487,144)	€ (395,087)	(367,762)
Number of employees | employee	7,201	6,256
Previously Reported
Statement of Consolidated Expenses [Line Items]
Depreciation and amortisation expense			(154,195)
Tom Ford International LLC
Statement of Consolidated Expenses [Line Items]
Number of employees | employee	580
Pelletteria Tizeta S.r.l
Statement of Consolidated Expenses [Line Items]
Number of employees | employee	45
Cost of sales
Statement of Consolidated Expenses [Line Items]
Depreciation and amortisation expense	€ (16,376)	€ (13,557)	(13,034)
Personnel costs	(132,447)	(116,330)	(98,384)
Selling, general and administrative expenses
Statement of Consolidated Expenses [Line Items]
Depreciation and amortisation expense	(174,905)	(157,050)	(140,165)
Personnel costs	(344,421)	(270,845)	(262,053)
Marketing expenses
Statement of Consolidated Expenses [Line Items]
Depreciation and amortisation expense	(1,889)	(1,275)	(996)
Personnel costs	€ (10,276)	€ (7,912)	€ (7,325)